Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2022	2021

Governmental authorities	$429	$340
Prepaid expenses	1,443	1,593
Others	56	31

	$1,928	$1,964